Annual Operating Expenses {- Franklin International Core Equity (IU) Fund} - Frankllin Core Equity (IU)_FAS6 Funds-03 - Franklin International Core Equity (IU) Fund - Advisor Class	Dec. 01, 2020
Operating Expenses:
Management fees	none	[1]
Distribution and service (12b-1) fees	none
Other expenses	0.08%
Total annual Fund operating expenses	0.08%
Fee waiver and/or expense reimbursement	(0.08%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	none	[2]

[1]	1. Management does not charge the Fund a fee for its investment management services.
[2]

3. The investment manager has contractually agreed to waive or assume certain expenses so that total annual fund operating expenses (including acquired fees and expenses, but excluding certain non-routine expenses such as those relating to litigation, indemnification, reorganizations and liquidations) do not exceed 0.00% until November 30, 2021. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.